Related Party Transactions - IPO and Private Placement (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 12, 2018 USD ($) shares	Mar. 31, 2018 USD ($) employee item shares	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Issuance of stock (in shares) | shares	3,592,858	3,592,858
Gross proceeds | $		$ 25,150	$ 25,150	$ 30,278
Follow On Offering
Related Party Transaction [Line Items]
Number of officers | item		1
Net proceeds | $	$ 23,100	$ 23,100
Issuance of stock (in shares) | shares	3,142,858	3,592,858
1 Officer
Related Party Transaction [Line Items]
Number of officers | employee		1
Net proceeds | $		$ 100
Issuance of stock (in shares) | shares		14,286
Investors Related To Board Member And Officers
Related Party Transaction [Line Items]
Net proceeds | $		$ 500
Issuance of stock (in shares) | shares		71,429
1 investor related to 1 board member
Related Party Transaction [Line Items]
Number of board members related to investors | employee		1